Business segments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Group's Financial Information

The following table presents the Group’s financial information by business segments for the years ended December 31, 2023, 2022 and 2021:

	2023
	Banking	Insurance	Wealth management	Payments	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total income (*)
Third party	7,812,858	1,695,222	291,408	829,766	(199,126)	10,430,128
Inter-segment	(126,620)	(4,975)	(1,386)	(13,862)	146,843	—

Total income	7,686,238	1,690,247	290,022	815,904	(52,283)	10,430,128

Consolidated statement of income data
Interest and similar income	6,076,020	851,648	183,926	9,255	(438)	7,120,411
Interest and similar expenses	(2,363,800)	(126,704)	(98,370)	(4,907)	1,415	(2,592,366)

Net interest and similar income	3,712,220	724,944	85,556	4,348	977	4,528,045

(Loss) recovery to impairment of loans	(1,981,988)	—	170	—	—	(1,981,818)
(Loss) recovery due to impairment of financial investments	15	(7,858)	347	—	(4)	(7,500)

Net interest and similar income after impairment loss on loans	1,730,247	717,086	86,073	4,348	973	2,538,727

Fee income from financial services, net	813,279	(13,431)	146,223	345,583	(113,192)	1,178,462
Net (loss) gain on sale of financial investments	(660)	9,948	(2,857)	—	—	6,431
Other income (expenses)	495,500	112,990	(37,332)	45,942	(65,716)	551,384
Result from insurance activities, before expenses	—	(178,379)	—	—	(13)	(178,392)
Depreciation and amortization	(271,526)	(21,658)	(15,018)	(55,144)	(15,692)	(379,038)
Other expenses	(1,678,356)	(352,933)	(138,589)	(277,578)	76,327	(2,371,129)

Income (loss) before translation result and Income Tax	1,088,484	273,623	38,500	63,151	(117,313)	1,346,445
Exchange difference	(15,969)	18,430	761	(2,347)	7,552	8,427
Income Tax	(216,366)	—	(3,081)	(27,735)	(28,414)	(275,596)

Net profit (loss) for the year	856,149	292,053	36,180	33,069	(138,175)	1,079,276

Attributable to:
IFS’s shareholders	856,149	292,053	36,180	33,069	(144,723)	1,072,728
Non-controlling interest	—	—	—	—	6,548	6,548

	856,149	292,053	36,180	33,069	(138,175)	1,079,276

(*)	Corresponds to interest income, net profit on the sale of financial investments, other income, income from commissions for banking services and income from insurance services.

	2022
	Banking (**)	Insurance	Wealth management	Payments(***)	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total income (*)
Third party	6,459,232	1,663,992	75,706	595,360	138,647	8,932,937
Inter-segment	(125,848)	(3,288)	(1,668)	(12,548)	143,352	—

Total income	6,333,384	1,660,704	74,038	582,812	281,999	8,932,937

Consolidated statement of income data
Interest and similar income	4,774,378	940,894	155,116	1,569	(655)	5,871,302
Interest and similar expenses	(1,476,942)	(130,049)	(50,306)	(1,269)	(3,123)	(1,661,689)

Net interest and similar income	3,297,436	810,845	104,810	300	(3,778)	4,209,613

(Loss) recovery to impairment of loans	(832,919)	—	2,368	—	—	(830,551)
Loss due to impairment of financial investments	(732)	(26)	(11,981)	—	(13)	(12,752)

Net interest and similar income after impairment loss on loans	2,463,785	810,819	95,197	300	(3,791)	3,366,310

Fee income from financial services, net	797,711	(7,160)	163,325	258,728	(75,218)	1,137,386
Net loss on sale of financial investments	(2,891)	(1,613)	(9,781)	—	—	(14,285)
Other income	478,308	47,536	(234,702)	36,040	229,528	556,710
Result from insurance activities, before expenses	—	(252,854)	—	—	—	(252,854)
Depreciation and amortization	(257,210)	(23,682)	(15,044)	(30,185)	(10,105)	(336,226)
Other expenses	(1,673,581)	(318,528)	(130,453)	(202,565)	34,215	(2,290,912)

Income (loss) before translation result and Income Tax	1,806,122	254,518	(131,458)	62,318	174,629	2,166,129
Exchange difference	(22,800)	950	(7,146)	2,316	1,202	(25,478)
Income Tax	(409,201)	—	(2,791)	(23,560)	(26,985)	(462,537)

Net profit (loss) for the year	1,374,121	255,468	(141,395)	41,074	148,846	1,678,114

Attributable to:
IFS’s shareholders	1,374,121	255,468	(141,395)	41,074	138,758	1,668,026
Non-controlling interest	—	—	—	—	10,088	10,088

	1,374,121	255,468	(141,395)	41,074	148,846	1,678,114

(*)	Corresponds to interest income, net profit on the sale of financial investments, other income, income from commissions for banking services and income from insurance services.
(**)	Includes 50 percent of Interbank’s participation in Izipay until March 2022, for the date on which Izipay becomes a subsidiary of the Group, see Note 1(d).
(***)	As of December 31, 2022, the payments segment corresponds to the profit generated by Izipay during the nine-month period ended December 31, 2022.

	2021
	Banking (**)	Insurance	Wealth management	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total income (*)
Third party	4,866,775	1,676,185	487,339	(49,914)	6,980,385
Inter-segment	(99,094)	(383)	(3,402)	102,879	—

Total income	4,767,681	1,675,802	483,937	52,965	6,980,385

Consolidated statement of income data
Interest and similar income	3,636,810	802,961	154,328	11,526	4,605,625
Interest and similar expenses	(893,060)	(117,531)	(39,840)	(7,506)	(1,057,937)

Net interest and similar income	2,743,750	685,430	114,488	4,020	3,547,688

Impairment loss on loans	(379,034)	—	(2,543)	—	(381,577)
(Loss) recovery due to impairment of financial investments	(527)	33,198	(1,615)	(158)	30,898

Net interest and similar income after impairment loss on loans	2,364,189	718,628	110,330	3,862	3,197,009

Fee income from financial services, net	677,461	(6,802)	196,959	(43,810)	823,808
Net gain on sale of financial investments	99,938	146,797	3,623	268	250,626
Other income	452,566	87,919	132,429	(17,898)	655,016
Total net premiums earned minus claims and benefits	—	(272,037)	—	(42)	(272,079)
Depreciation and amortization	(245,432)	(25,035)	(14,977)	5,754	(279,690)
Other expenses	(1,542,487)	(325,242)	(128,444)	13,094	(1,983,079)

Income (loss) before translation result and Income Tax	1,806,235	324,228	299,920	(38,772)	2,391,611
Exchange difference	7,241	(51,493)	(7,570)	(37,498)	(89,320)
Income Tax	(453,198)	—	(8,805)	(40,109)	(502,112)

Net profit (loss) for the year	1,360,278	272,735	283,545	(116,379)	1,800,179

Attributable to:
IFS’s shareholders	1,360,278	272,735	283,545	(126,403)	1,790,155
Non-controlling interest	—	—	—	10,024	10,024

	1,360,278	272,735	283,545	(116,379)	1,800,179

(*)	Corresponds to interest income, net profit on the sale of financial investments, other income, income from commissions for banking services and income from insurance services.
(**)	Includes 50 percent of Interbank’s profit from Izipay, which were recorded in the caption “Other income”.

Purchase of properties

	2023
	Banking	Insurance	Wealth management	Payments	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Capital investments (*)	327,513	21,184	6,430	89,646	163	444,936
Total assets	68,437,614	15,225,254	4,374,266	1,196,049	391,596	89,624,779
Total liabilities	60,380,895	14,787,105	3,453,408	946,660	48,610	79,616,678

	2022
	Banking	Insurance	Wealth management	Payments	Holding and Consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Capital investments (*)	258,887	41,599	3,443	92,133	1,004	397,066
Total assets	66,977,277	14,133,681	5,102,598	902,610	365,923	87,482,089
Total liabilities	59,498,433	13,769,222	4,208,369	686,292	(106,454)	78,055,862

(*)	Includes the purchase of property, furniture and equipment, intangible assets and investment properties.